Schedule I - Summary of Investments - Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2023
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Summary of Investments - Other Than Investments in Affiliates
SCHEDULE I
SUMMARY OF INVESTMENTS—OTHER THAN INVESTMENTS IN RELATED PARTIES
($ in millions)

	Successor Company
	As of December 31, 2023
Type of Investment	Cost [1]	Fair Value	Amount at Which Shown on Balance Sheet
Fixed Maturities
Bonds and notes:
U.S. government and government agencies and authorities (guaranteed and sponsored)	$1,340	$1,010	$1,010
States, municipalities and political subdivisions	961	803	803
Foreign governments	442	404	404
Public utilities	1,599	1,331	1,331
All other corporate bonds	9,637	8,205	8,205
All other mortgage-backed and asset-backed securities	3,347	3,092	3,092
Total fixed maturities, available-for-sale	17,326	14,845	14,845
Fixed maturities, at fair value using fair value option	230	225	225
Total fixed maturities	17,556	15,070	15,070
Equity Securities
Common stocks:
Industrial, miscellaneous and all other	21	22	22
Non-redeemable preferred stocks	182	160	160
Total equity securities, at fair value	203	182	182
Mortgage loans	2,045		2,019
Policy loans	1,534		1,534
Other investments	35	35	35
Short-term investments	741	741	741
Investment funds, at fair value using fair value option	262	232	232
Investment funds accounted for under the equity method	1,145		1,145
Total investments	$23,521		$20,958